Earnings and Dividends Per Common Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings and Dividends Per Common Share

Note 23: Earnings and Dividends Per Common Share
Table 23.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.
See the Consolidated Statement of Changes in Equity and Note 12 (Common Stock and Stock Plans) for information about stock and options activity.

Table 23.1: Earnings Per Common Share Calculations

		Year ended December 31,
(in millions, except per share amounts)		2022	2021	2020
Wells Fargo net income		$13,182	21,548	3,377
Less: Preferred stock dividends and other (1)		1,115	1,292	1,591
Wells Fargo net income applicable to common stock (numerator)		$12,067	20,256	1,786
Earnings per common share
Average common shares outstanding (denominator)		3,805.2	4,061.9	4,118.0
Per share		$3.17	4.99	0.43
Diluted earnings per common share
Average common shares outstanding		3,805.2	4,061.9	4,118.0
Add:	Restricted share rights (2)	31.8	34.3	16.2
Diluted average common shares outstanding (denominator)		3,837.0	4,096.2	4,134.2
Per share		$3.14	4.95	0.43
(1)The balance for the years ended December 31, 2022, 2021 and 2020 includes $0 million, $87 million and $301 million, respectively, from the elimination of discounts or issuance costs associated with redemptions of preferred stock.
(2)Calculated using the treasury stock method.
Table 23.2 presents the outstanding securities that were anti-dilutive and therefore not included in the calculation of diluted earnings per common share.
Table 23.2: Outstanding Anti-Dilutive Securities

	Weighted-average shares
	Year ended December 31,
(in millions)	2022	2021	2020
Convertible Preferred Stock, Series L (1)	25.3	25.3	25.3
Restricted share rights (2)	0.2	0.2	1.1
(1)    Calculated using the if-converted method.
(2)    Calculated using the treasury stock method.
Table 23.3 presents dividends declared per common share.
Table 23.3: Dividends Declared Per Common Share

	Year ended December 31,
	2022	2021	2020
Per common share	$1.10	0.60	1.22